UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-23603

The Alger ETF Trust
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes
Fred Alger Management, LLC
100 Pearl Street
New York, New York 10004
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to Stockholders of any report to be transmitted to Stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ALGER

THE ALGER ETF TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2023 (UNAUDITED)

Alger is a signatory to the PRI and carbon neutral.

The Alger ETF Trust

The funds utilize the ActiveShares® methodology licensed from Precidian Investments, LLC (Precidian). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

Shareholders’ Letter (Unaudited)	June 30, 2023

Dear Shareholders,

“Successful investing is about managing risk, not avoiding it.” - Benjamin Graham.

After a challenging 2022, bearish investor sentiment reversed course in the first half of 2023 on the realization that 1) inflation pressures have receded, 2) declining corporate profits are expected to bottom, and 3) the market has growing optimism for a soft-landing (i.e., an economic slowdown without a recession) in the United States, with the S&P 500 Index up 16.89% over the six months ended June 30, 2023.

At the end of June 2023, the price-to-earnings (P/E) multiple for the S&P 500 Index had expanded to 19.1x, from 16.7x at the beginning of the year, while the consensus estimated earnings growth for 2023 had declined approximately 3% over the first six months of the year. Given the low profit expectations during the first half of 2023, corporate earnings and guidance came in better-than-feared, driven by some notable themes including pricing power, margin expansion, normalization of supply chains, and consumer resilience. Further, a surge of enthusiasm around artificial intelligence (“AI”) contributed to outsized returns for certain of the largest companies within the Information Technology and Consumer Discretionary sectors. However, not all sectors shared in this rally, as the Energy and Utilities sectors underperformed the S&P 500 Index. Market breadth (i.e., the number of stocks advancing relative to those declining) collapsed at the end of June with only 32% of stocks outperforming the S&P 500 Index over the three months ended June 30, 2023, the lowest level since March 2000. While there were several factors that drove equity markets higher, the two most prominent, in our view, were the increased expectation of a soft-landing and the growing excitement around AI adoption.

As we moved into 2023, the first quarter saw an abrupt reversal in bearish investor sentiment that had marked much of the previous year. In February, the U.S. Federal Reserve (the “Fed”) reduced the pace of rate hikes to 25 basis points (“bps”), after a 50 bp hike in December 2022. Further, at the February Federal Open Market Committee meeting, Fed Chair Jerome Powell acknowledged the disinflation trend, which caused U.S. Treasury yields across the curve to fall. In March, concerns around bank funding and liquidity emerged following the collapse of two regional banks, leading to significant deposit outflows at the regional level. The Fed, U.S. Treasury, and Federal Deposit Insurance Corporation (FDIC) took steps to alleviate these market concerns, including the announcement of an emergency liquidity program, guarantee of uninsured deposits at the two collapsed banks, and allowing some bank mergers and acquisitions to take place.

Transitioning into the second quarter, U.S. economic data released in June reinforced the soft-landing narrative with signs of 1) disinflation, as evidenced by the May Consumer Price Index (“CPI”) coming in softer than expected, with headline CPI posting the lowest annual increase in more than two years, 2) resilient labor markets, as May payrolls beat estimates for a 14th straight month, and 3) a stronger housing market, with builder confidence the highest in nearly a year, housing starts the highest in over a year, and multi-unit starts the highest in nearly four decades. On the monetary policy front, the Fed hiked interest rates by 25 bps during its May meeting, bringing the Federal Funds rate to 5.00-5.25%. While the Fed left rates unchanged in June, Chair Powell noted the likelihood of two more rate hikes in 2023, leaving a potential overhang on risk sentiment, despite inflation levels trending lower as of this writing.

Among non-U.S. equities, developed markets saw strong performance during the fiscal six-month period ended June 30, 2023. Notable strength was driven by Europe avoiding an energy crisis due to a mild winter and Japan, bolstered by foreign investors following corporate reform to improve governance. As such, the MSCI ACWI ex-USA rose 9.86% during the fiscal six-month period ended June 30, 2023, with the Industrials and Information Technology sectors showing strong results, while the Real Estate and Energy sectors saw weaker performance. Within Emerging Markets, softer-than-expected economic data from China was slightly offset by strength in Taiwan and South Korea. As such, the MSCI Emerging Markets Index was up 5.10% during the fiscal six-month period ended June 30, 2023. Strong performance within the Financials and Information Technology sectors was partially offset by relative weakness in the Health Care and Consumer Discretionary sectors.

During the fiscal six-month period, growth outperformed value, with the Russell 3000 Growth Index returning 28.05%, outperforming the Russell 3000 Value Index, which posted a return of 4.98% for the period. There was also a notable divergence between small and large cap stocks, as the 5.21% return of the Russell 2000 Index considerably lagged the 29.02% return of the Russell 1000 Index during the period.

Going Forward

We continue to believe that unprecedented levels of innovation are creating compelling investment opportunities -- corporations are digitizing their operations, cloud computing growth continues to support future innovation, and AI, which, in our view, is at an inflection point, potentially enabling significant increases in productivity. In the Health Care sector, we believe that advances in surgical technologies and innovations within biotechnology offer attractive opportunities ahead. As such, we intend to continue to focus on conducting in-depth fundamental research as we seek leaders of innovation rather than taking short-term bets on market sentiment. We believe doing so is the best strategy for helping our valued shareholders reach their investment goals.

Portfolio Matters

Alger 35 ETF

The Alger 35 ETF returned 19.43% for the fiscal six-month period ended June 30, 2023, compared to the 16.89% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.

Contributors to Performance

The Communication Services and Financials sectors provided the largest contributions to relative performance. Regarding individual positions, Amazon.com, Inc.; Apple Inc.; Netflix, Inc.; MercadoLibre, Inc.; and NVIDIA Corporation were among the top contributors to absolute performance.

NVIDIA is a leading supplier of graphics processing units for a variety of end markets, such as gaming, PCs, data centers, virtual reality and high-performance computing. The company is leading in most secular growth categories in computing, especially artificial intelligence and super-computing parallel processing techniques for solving complex computational problems. Simply put, NVIDIA’s computational power is a critical enabler of AI and therefore, in our view, critical to AI adoption. As such, we believe NVIDIA is a long-term high unit volume growth opportunity. During the period, NVIDIA reported operating results that were in-line with analyst expectations as the company continued to work through an inventory correction associated with the broad macroeconomic slowdown. Moreover, management guidance was considerably better-than-expected as they anticipate accelerated growth in their gaming and datacenter segments. With encouraging forward guidance from management and the rapid rollout and adoption of generative AI offerings, shares contributed to positive performance during the quarter.

Detractors from Performance

The Information Technology and Energy sectors were the largest detractors from relative performance. Regarding individual positions, JD.com, Inc.; RAPT Therapeutics, Inc.; Schlumberger N.V.; Alphabet Inc.; and Rivian Automotive, Inc. were among the top detractors from absolute performance.

Schlumberger engages in the provision of technology and services for reservoir characterization, drilling, production and processing to the oil and gas industry. During the period, the company reported mixed operating results, where better-than-expected revenues were offset by lower-than-expected gross profit margins. Strong company revenues were driven by solid execution within Well Construction and Production Systems, while Schlumberger’s Digital & Integration segment saw some weakness as a result of a pipeline shutdown causing temporary production delays in Ecuador, along with falling commodity prices that impacted Canadian projects. Moreover, despite management raising forward guidance on operating profits and free-cash-flow generation, these projections fell short of analyst estimates. As a result, shares detracted from performance.

Alger Mid Cap 40 ETF

The Alger Mid Cap 40 ETF returned 8.98% for the fiscal six-month period ended June 30, 2023, compared to the 15.94% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Health Care and the largest sector underweight was Financials.

Contributors to Performance

The Energy and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, MongoDB, Inc.; NVIDIA Corporation; Liberty Media Corp.; Heska Corporation; and AppFolio Inc were among the top contributors to absolute performance.

Liberty Media holds the exclusive commercial right to the FIA Formula One World Championship, a nine-month long motor race competition in which ten teams compete in twenty-three races held across six continents. In 2022, each race averaged 70 million viewers, marking Formula One (F1) as one of the top sport franchises in the world by viewership. The company generates revenue from race promotion fees, media rights, and sponsorship rights. These revenues are contractual and renew on long-term deals with annual escalators. As such, in our view, the company has excellent visibility into its future revenues. During the period, shares contributed to performance as the company confirmed that the Las Vegas Grand Prix is expected to generate revenues higher than previously projected, based on early indications of ticket package sales and sponsorship. Additionally, management noted that the race is expected to be among the top five most profitable races of the season, despite 2023 being the inaugural year of the race.

Detractors from Performance

The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Xometry, Inc.; RAPT Therapeutics, Inc.; Celldex Therapeutics, Inc.; Madrigal Pharmaceuticals, Inc.; and nCino Inc. were among the top detractors from absolute performance.

Xometry is a leading two-sided marketplace for on-demand manufacturing services. The company provides real-time access to global manufacturing demand and capacity, with sourcing and pricing available across a network of buyers and sellers. This marketplace enables buyers (e.g., engineers and product designers) to efficiently source manufacturing processes and sellers of manufacturing services to grow their businesses. Xometry’s AI-enabled technology platform is powered by proprietary machine learning algorithms, resulting in a sophisticated marketplace for manufacturing. During the period, shares detracted from performance as the company reported weaker-than-expected operating results, where company revenues came in well below consensus estimates. Management noted that suppliers accepted orders more quickly than usual on the Xometry platform due to a challenging macroeconomic environment. As a result, this prompted their proprietary algorithm to lower market pricing, which in turn led to slower revenue growth and gross margins compression.

Alger Weatherbie Enduring Growth ETF

The Alger Weatherbie Enduring Growth ETF returned 5.18% from its March 6, 2023, inception date to June 30, 2023, compared to the 5.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest underweight was Information Technology. The Fund had no exposure to the Consumer Staples, Materials or Utilities sectors.

Contributors to Performance

The Industrials and Real Estate sectors provided the largest contributions to relative performance. Regarding individual positions, TransDigm Group Incorporated; FirstService Corp; HubSpot, Inc.; SPS Commerce, Inc.; and Casella Waste Systems, Inc. were among the top contributors to absolute performance.

TransDigm specializes in the production of engineered aerospace components, systems and subsystems. Its core Power and Control segment includes operations that primarily develop, produce and market systems and components that provide power to or control power of aircrafts utilizing electronic, fluid, power and mechanical motion control technologies. Shares contributed to performance during the period, as the company has reported solid operating results, driven by strength in all three of their major market channels – commercial original equipment manufacturing, commercial aftermarket, and defense. Moreover, strong order bookings have been aided by China’s easing COVID-19 mobility restrictions, which has increased air travel. Given the robust order bookings and favorable trends in the commercial aerospace market recovery, management raised their fiscal full year earnings guidance.

Detractors from Performance

The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Chegg, Inc.; Nevro Corp.; Paylocity Holding Corp.; Montrose Environmental Group Inc; and StepStone Group, Inc. were the top detractors from absolute performance.

Chegg is a leading online direct-to-consumer education business, which provides online textbook rentals and other internet-delivered services, such as homework help, tutoring and assistance with obtaining scholarships and finding internships. Despite reporting strong operating results, the company provided disappointing forward guidance citing greater competitive pressure from ChatGPT/AI platforms. While management appears to be doing its best to address this issue, including a collaboration with OpenAI announced in April, the company remains unable to offer visibility as to how the impact of ChatGPT/AI will play out as four-year college students weigh subscription costs for all learning resources versus free access to generative AI platforms.

Thank you for putting your trust in Alger.

Sincerely,

Daniel C. Chung, CFA

Chief Executive Officer, Chief Investment Officer

Fred Alger Management, LLC

These ETFs are different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. These ETFs will not. This may create additional risks for your investment. Specifically:

•	You may have to pay more money to trade the ETFs’ shares. These ETFs will provide less information to traders, who tend to charge more for trades when they have less information.

•	The price you pay to buy ETF shares on an exchange may not match the value of the ETFs’ portfolios. The same is true when you sell shares. These price differences may be greater for these ETFs compared to other ETFs because they provide less information to traders.

•	These additional risks may be even greater in bad or uncertain market conditions.

The differences between these ETFs and other ETFs may also have advantages. By keeping certain information about the ETFs confidential, these ETFs may face less risk that other traders can predict or copy their investment strategies. This may improve the ETFs’ performance. If other traders are able to copy or predict the ETFs’ investment strategies, however, this may hurt the ETFs’ performance. For additional information regarding the unique attributes and risks of these ETFs, please refer to the ETFs’ prospectuses.

The Funds are actively managed ETFs that do not seek to replicate the performance of specified indexes. The Funds do not provide daily disclosures of portfolio holdings, but instead provide verified intraday indicative values (“VIIVs”) calculated and disseminated every second throughout the trading day. The VIIVs are designed to be a highly correlated per share values of the underlying portfolios, but there is a risk that market prices of the Funds may vary significantly from their NAVs. The VIIV Calculation Methodology and historical daily comparisons of the Funds’ VIIVs to their NAVs are available on www.alger.com. The Funds’ trading on the basis of VIIVs may result in trades at wider bid/ask spreads than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and, therefore, may cost investors more to trade. Although the Funds seek to benefit from keeping their portfolio information confidential, market participants may attempt to identify the Funds’ trading strategies, which, if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Funds and their shareholders. The Funds’ shares trade in the secondary market on NYSE Arca, Inc. and therefore may experience associated risks, such as the potential lack of an active market for the Funds’ shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation and/or redemption process of the Funds. Any of these factors may cause the Funds’ shares to trade at premiums or discounts to NAVs. Creations and redemptions in the Funds occur through an agent called an “AP Representative” who is not obligated to engage in creations or redemptions. The Funds may have a limited number of AP Representatives and if AP Representatives are not able to proceed with creations and/or redemptions, the Funds’ shares may trade at discount to their NAVs and possibly face trading halts and/or delisting, and investors could experience significant losses as a result.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Alger 35 ETF, Alger Mid Cap 40 ETF and Alger Weatherbie Enduring Growth ETF. This report is not authorized for distribution to prospective investors in an ETF unless preceded or accompanied by an effective prospectus for the applicable ETF. The ETFs’ returns represent the fiscal six-month period return of the applicable ETFs’ share price and NAV returns. Returns include reinvestment of dividends and distributions.

The performance data quoted in these materials represent past performance, which is not an indication or guarantee of future results.

Standard performance results can be found on the following pages. The investment return and principal value of an investment in an ETF will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 223-3810.

The views and opinions of the ETFs’ management in this report are as of the date of the Shareholders’ Letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in an ETF or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in an ETF and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in an ETF. Please refer to the Schedule of Investments, which is included in this report, for a complete list of the ETFs’ holdings as of June 30, 2023. Securities mentioned in the Shareholders’ Letter, if not found in the Schedule of Investments, may have been held by an ETF during the six-month fiscal period.

Risk Disclosure

Alger 35 ETF

Investing in the stock market involves risks, including the potential loss of principal. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.

Alger Mid Cap 40 ETF

Investing in the stock market involves risks, including the potential loss of principal. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.

Alger Weatherbie Enduring Growth ETF

Investing in the stock market involves risks, including the potential loss of principal. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The use of an environmental, social, and governance ("ESG") rating agency by the Fund’s sub-adviser, Weatherbie Capital, LLC (“Weatherbie”) to implement the investment strategy may result in the selection or exclusion of securities for reasons other than financial performance and the strategy may underperform strategies that do not utilize an ESG rating agency or employ another type of ESG investment strategy. In evaluating a particular issuer’s ESG rating, as well as the account's weighted average ESG rating, Weatherbie relies exclusively on the ESG rating agency and, therefore, is dependent upon information and data from the ESG rating agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.

For a more detailed discussion of the risks associated with the ETFs, please see the ETFs’ prospectuses.

Before investing, carefully consider an ETF’s investment objective, risks, charges, and expenses. For a prospectus and summary prospectus containing this and other information about The Alger ETF Trust or for an ETF’s most recent month-end performance data, visit www.alger.com, call (800) 223-3810 or consult your financial advisor. Read the prospectus and summary prospectus carefully before investing.

Distributor: Fred Alger & Company, LLC. Listed on NYSE Arca, Inc.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

Definitions:

•	Earnings per share (EPS) is calculated as a company’s profit divided by the outstanding shares of its common stock.

•	Free cash flow is the cash a company generates after taking into consideration cash outflows that support its operations and maintain its capital assets.

•	The Consumer Price Index (CPI) measures the monthly change in prices paid by U.S. consumers. The Bureau of Labor Statistics (BLS) calculates the CPI as a weighted average of prices for a basket of goods and services representative of aggregate U.S. consumer spending.

•	The MSCI ACWI ex USA Index captures large- and mid-cap representation across developed markets countries (excluding the US) and emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

•	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

•	The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the Russell 3000 Index, as of the most recent reconstitution. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

•	The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is constructed to provide a comprehensive and unbiased barometer of the small-cap segment.

•	The Russell 3000 Growth Index combines the large-cap Russell 1000 Growth, the small-cap Russell 2000 Growth and the Russell Microcap Growth Index. It includes companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology. The Russell 3000 Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the growth opportunities within the broad market.

•	The Russell 3000 Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

•	The Russell 3000 Value Index measures the performance of the broad value segment of the US equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market.

•	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Russell Midcap Growth Index performance does not reflect deductions for fees or expenses.

•	The Russell Midcap Index measures the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 27% of the total market capitalization of the Russell 1000 companies, as of the most recent reconstitution. The Russell Midcap Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap opportunity set.

•	The S&P 500 Index tracks the performance of 500 large companies listed on stock exchanges in the U.S.

ALGER 35 ETF

Fund Highlights Through June 30, 2023 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger 35 ETF and the S&P 500 Index (an unmanaged index of common stocks) from May 3, 2021, the inception date of the Alger 35 ETF, through June 30, 2023. Figures for the Alger 35 ETF and the S&P 500 Index include reinvestment of dividends. Figures for the Alger 35 ETF also include reinvestment of capital gains. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

ALGER 35 ETF

Fund Highlights Through June 30, 2023 (Unaudited) (Continued)

PERFORMANCE COMPARISON AS OF 6/30/23

AVERAGE ANNUAL TOTAL RETURNS

			Since
	1 YEAR	5 YEARS	Inception
Alger 35 ETF – Net Asset Value (Inception 5/3/21)	10.61%	n/a	(10.82)%
Alger 35 ETF – Market Value (Inception 5/3/21)	11.34%	n/a	(10.61)%
S&P 500 Index	19.59%	n/a	4.45%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions. Market price is determined using the bid/ask midpoint at 4:00 P.M. Eastern Time, when the net asset value (NAV) is typically calculated. Market performance does not represent the returns you would receive if you traded shares at other times. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 223-3810.

ALGER MID CAP 40 ETF

Fund Highlights Through June 30, 2023 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Mid Cap 40 ETF and the Russell Midcap Growth Index (an unmanaged index of common stocks) from February 26, 2021, the inception date of the Alger Mid Cap 40 ETF, through June 30, 2023. Figures for the Alger Mid Cap 40 ETF and the Russell Midcap Growth Index include reinvestment of dividends. Figures for the Alger Mid Cap 40 ETF also include reinvestment of capital gains. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

ALGER MID CAP 40 ETF

Fund Highlights Through June 30, 2023 (Unaudited) (Continued)

PERFORMANCE COMPARISON AS OF 6/30/23

AVERAGE ANNUAL TOTAL RETURNS

			Since
	1 YEAR	5 YEARS	Inception
Alger Mid Cap 40 ETF – Net Asset Value (Inception 2/26/21)	(1.01)%	n/a	(15.61)%
Alger Mid Cap 40 ETF – Market Value (Inception 2/26/21)	(0.08)%	n/a	(14.82)%
Russell Midcap Growth Index	23.13%	n/a	(2.40)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions. Market price is determined using the bid/ask midpoint at 4:00 P.M. Eastern Time, when the net asset value (NAV) is typically calculated. Market performance does not represent the returns you would receive if you traded shares at other times. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 223-3810.

ALGER WEATHERBIE ENDURING GROWTH ETF

Fund Highlights Through June 30, 2023 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Weatherbie Enduring Growth ETF and the Russell Midcap Growth Index (an unmanaged index of common stocks) from March 6, 2023, the inception date of the Alger Weatherbie Enduring Growth ETF, through June 30, 2023. Figures for the Alger Weatherbie Enduring Growth ETF and the Russell Midcap Growth Index include reinvestment of dividends. Figures for the Alger Weatherbie Enduring Growth ETF also include reinvestment of capital gains. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

ALGER WEATHERBIE ENDURING GROWTH ETF

Fund Highlights Through June 30, 2023 (Unaudited) (Continued)

PERFORMANCE COMPARISON AS OF 6/30/23

AVERAGE ANNUAL TOTAL RETURNS

			Since
	1 YEAR	5 YEARS	Inception
Alger Weatherbie Enduring Growth ETF – Net Asset Value
(Inception 3/6/23)	n/a	n/a	5.18%
Alger Weatherbie Enduring Growth ETF – Market Value
(Inception 3/6/23)	n/a	n/a	5.08%
Russell Midcap Growth Index	n/a	n/a	5.59%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions. Market price is determined using the bid/ask midpoint at 4:00 P.M. Eastern Time, when the net asset value (NAV) is typically calculated. Market performance does not represent the returns you would receive if you traded shares at other times. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 223-3810.

PORTFOLIO SUMMARY†

June 30, 2023 (Unaudited)

			Alger Weatherbie
SECTORS/SECURITY TYPES	Alger 35 ETF	Alger Mid Cap 40 ETF	Enduring Growth ETF
Communication Services	15.7%	8.0%	1.5%
Consumer Discretionary	21.2	10.6	2.5
Energy	4.9	0.0	2.8
Financials	1.1	1.8	5.4
Healthcare	11.2	20.9	15.2
Industrials	3.8	17.4	45.8
Information Technology	36.2	36.0	12.9
Materials	2.0	0.0	0.0
Real Estate	1.5	0.0	8.8
Total Equity Securities	97.6	94.7	94.9
Short-Term Investments and
Net Other Assets	2.4	5.3	5.1
	100.0%	100.0%	100.0%

†	Based on net assets of each Fund.

THE ALGER ETF TRUST | ALGER 35 ETF

Schedule of Investments June 30, 2023 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
ADVERTISING—4.9%
The Trade Desk, Inc., Cl. A*	8,660	$668,725
AEROSPACE & DEFENSE—3.8%
TransDigm Group, Inc.	579	517,724
APPLICATION SOFTWARE—1.0%
HubSpot, Inc.*	255	135,683
BIOTECHNOLOGY—6.5%
Arrowhead Pharmaceuticals, Inc.*	7,726	275,509
Natera, Inc.*	8,482	412,734
Vaxcyte, Inc.*	3,925	196,015
		884,258
BROADLINE RETAIL—9.3%
Amazon.com, Inc.*	5,129	668,616
MercadoLibre, Inc.*	508	601,777
		1,270,393
CASINOS & GAMING—3.5%
DraftKings, Inc., Cl. A*	7,934	210,806
Las Vegas Sands Corp.*	4,699	272,542
		483,348
CONSTRUCTION MATERIALS—2.0%
Martin Marietta Materials, Inc.	598	276,091
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
908 Devices, Inc.*	28,888	198,172
FOOTWEAR—1.6%
Deckers Outdoor Corp.*	415	218,979
HEALTHCARE EQUIPMENT—3.0%
TransMedics Group, Inc.*	4,831	405,707
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	1,170	231,344
HOTELS RESORTS & CRUISE LINES—6.8%
Airbnb, Inc., Cl. A*	1,963	251,578
Booking Holdings, Inc.*	103	278,134
Trip.com Group Ltd.#,*	11,553	404,355
		934,067
INTERACTIVE MEDIA & SERVICES—3.0%
Meta Platforms, Inc., Cl. A*	1,422	408,086
INTERNET SERVICES & INFRASTRUCTURE—3.7%
MongoDB, Inc., Cl. A*	707	290,570
Shopify, Inc., Cl. A*	3,366	217,444
		508,014
MOVIES & ENTERTAINMENT—7.8%
Live Nation Entertainment, Inc.*	1,618	147,416
Netflix, Inc.*	1,611	709,629
Spotify Technology SA*	1,287	206,628
		1,063,673

THE ALGER ETF TRUST | ALGER 35 ETF

Schedule of Investments June 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—4.9%
Pioneer Natural Resources Co.	3,204	$663,805
REAL ESTATE SERVICES—1.5%
FirstService Corp.	1,334	205,556
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.0%
Enphase Energy, Inc.*	1,232	206,335
SolarEdge Technologies, Inc.*	771	207,438
		413,773
SEMICONDUCTORS—10.0%
Marvell Technology, Inc.	6,858	409,971
NVIDIA Corp.	2,264	957,718
		1,367,689
SYSTEMS SOFTWARE—9.9%
Microsoft Corp.	3,152	1,073,382
SentinelOne, Inc., Cl. A*	18,042	272,434
		1,345,816
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.2%
Apple, Inc.	5,051	979,742
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Toast, Inc., Cl. A*	6,436	145,261
TOTAL COMMON STOCKS
(Cost $11,894,927)		13,325,906
Total Investments
(Cost $11,894,927)	97.6%	$13,325,906
Unaffiliated Securities (Cost $11,894,927)		13,325,906
Other Assets in Excess of Liabilities	2.4%	333,289
NET ASSETS	100.0%	$13,659,195

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF

Schedule of Investments June 30, 2023 (Unaudited)

COMMON STOCKS—94.7%	SHARES	VALUE
ADVERTISING—2.5%
The Trade Desk, Inc., Cl. A*	8,772	$677,374
AEROSPACE & DEFENSE—10.5%
Axon Enterprise, Inc.*	4,131	806,041
HEICO Corp., Cl. A	10,631	1,494,719
TransDigm Group, Inc.	619	553,491
		2,854,251
APPLICATION SOFTWARE—17.0%
AppFolio, Inc., Cl. A*	4,811	828,166
C3.ai, Inc., Cl. A*	11,787	429,400
Confluent, Inc., Cl. A*	19,594	691,864
Datadog, Inc., Cl. A*	7,749	762,347
Manhattan Associates, Inc.*	4,129	825,304
Palantir Technologies, Inc., Cl. A*	23,000	352,590
Synopsys, Inc.*	1,108	482,434
Unity Software, Inc.*	5,371	233,209
		4,605,314
AUTOMOTIVE PARTS & EQUIPMENT—1.8%
Mobileye Global, Inc., Cl. A*	12,380	475,640
BIOTECHNOLOGY—13.4%
Cabaletta Bio, Inc.*	54,120	698,689
Exact Sciences Corp.*	9,612	902,567
Madrigal Pharmaceuticals, Inc.*	2,510	579,810
Natera, Inc.*	20,067	976,460
Vaxcyte, Inc.*	9,658	482,321
		3,639,847
BROADLINE RETAIL—2.7%
MercadoLibre, Inc.*	358	424,087
PDD Holdings, Inc.#,*	4,487	310,231
		734,318
CARGO GROUND TRANSPORTATION—2.2%
Old Dominion Freight Line, Inc.	1,591	588,272
CASINOS & GAMING—2.5%
DraftKings, Inc., Cl. A*	25,955	689,624
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
Vertiv Holdings Co., Cl. A	29,468	729,922
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
GFL Environmental, Inc.	14,168	549,718
FOOTWEAR—2.1%
Deckers Outdoor Corp.*	1,072	565,651
HEALTHCARE EQUIPMENT—5.8%
GE HealthCare Technologies, Inc.	12,138	986,091
Shockwave Medical, Inc.*	2,063	588,801
		1,574,892
INTERNET SERVICES & INFRASTRUCTURE—6.0%
Cloudflare, Inc., Cl. A*	11,252	735,543
MongoDB, Inc., Cl. A*	2,139	879,108
		1,614,651

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF

Schedule of Investments June 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.7% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—5.5%
Liberty Media Corp. Series C Liberty Formula One*	19,785	$1,489,415
PHARMACEUTICALS—1.7%
Ventyx Biosciences, Inc.*	13,721	450,049
RESTAURANTS—1.5%
Cava Group, Inc.*	10,000	409,500
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.4%
ASML Holding NV#	535	387,741
SEMICONDUCTORS—8.4%
Impinj, Inc.*	4,932	442,154
Marvell Technology, Inc.	8,348	499,043
Monolithic Power Systems, Inc.	604	326,299
NVIDIA Corp.	2,411	1,019,901
		2,287,397
SYSTEMS SOFTWARE—1.7%
Crowdstrike Holdings, Inc., Cl. A*	3,139	461,025
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Super Micro Computer, Inc.*	1,575	392,569
TRANSACTION & PAYMENT PROCESSING SERVICES—1.8%
Toast, Inc., Cl. A*	21,310	480,967
TOTAL COMMON STOCKS
(Cost $22,772,161)		25,658,137
Total Investments
(Cost $22,772,161)	94.7%	$25,658,137
Unaffiliated Securities (Cost $22,772,161)		25,658,137
Other Assets in Excess of Liabilities	5.3%	1,423,750
NET ASSETS	100.0%	$27,081,887

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments June 30, 2023 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
ADVERTISING—1.5%
The Trade Desk, Inc., Cl. A*	800	61,776
AEROSPACE & DEFENSE—11.4%
HEICO Corp.	442	78,207
TransDigm Group, Inc.	447	399,694
		477,901
APPLICATION SOFTWARE—12.9%
HubSpot, Inc.*	333	177,186
nCino, Inc.*	2,284	68,794
SPS Commerce, Inc.*	977	187,643
Vertex, Inc., Cl. A*	5,376	104,832
		538,455
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
StepStone Group, Inc., Cl. A	3,404	84,453
BROADLINE RETAIL—2.5%
Ollie's Bargain Outlet Holdings, Inc.*	1,832	106,128
CARGO GROUND TRANSPORTATION—4.1%
RXO, Inc.*	3,889	88,164
XPO, Inc.*	1,440	84,960
		173,124
ENVIRONMENTAL & FACILITIES SERVICES—22.1%
Casella Waste Systems, Inc., Cl. A*	4,510	407,930
Montrose Environmental Group, Inc.*	3,468	146,072
Waste Connections, Inc.	2,581	368,902
		922,904
HEALTHCARE EQUIPMENT—5.8%
Glaukos Corp.*	1,445	102,898
Insulet Corp.*	228	65,742
Nevro Corp.*	2,901	73,743
		242,383
HEALTHCARE SERVICES—2.1%
Agiliti, Inc.*	5,341	88,127
HEALTHCARE TECHNOLOGY—1.3%
Definitive Healthcare Corp., Cl. A*	4,786	52,646
HUMAN RESOURCE & EMPLOYMENT SERVICES—4.9%
Paylocity Holding Corp.*	1,104	203,721
MANAGED HEALTHCARE—6.0%
Progyny, Inc.*	6,433	253,074
OIL & GAS EQUIPMENT & SERVICES—2.8%
Core Laboratories NV	5,006	116,390
REAL ESTATE SERVICES—8.8%
FirstService Corp.	2,402	370,124
TRADING COMPANIES & DISTRIBUTORS—3.3%
SiteOne Landscape Supply, Inc.*	835	139,746

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments June 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
TRANSACTION & PAYMENT PROCESSING SERVICES—3.4%
Flywire Corp.*	4,585	142,318
TOTAL COMMON STOCKS
(Cost $3,523,264)		3,973,270
Total Investments
(Cost $3,523,264)	94.9%	$3,973,270
Unaffiliated Securities (Cost $3,523,264)		3,973,270
Other Assets in Excess of Liabilities	5.1%	211,812
NET ASSETS	100.0%	$4,185,082

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Assets and Liabilities June 30, 2023 (Unaudited)

	Alger 35 ETF		Alger Mid Cap 40 ETF

ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$13,325,906		$25,658,137
Cash and cash equivalents	30,323		1,459,769
Receivable for investment securities sold	1,455,705		—
Receivable for shares of beneficial interest sold	2,504,125		—
Dividends and interest receivable	208		1,667
Receivable from Investment Manager	7,594		7,752
Prepaid expenses	12,140		16,515
Total Assets	17,336,001		27,143,840

LIABILITIES:
Payable for investment securities purchased	3,633,786		—
Accrued fund accounting fees	16,845		18,746
Accrued professional fees	12,490		16,767
Accrued investment management fees	3,948		10,825
Accrued custodian fees	1,794		3,319
Accrued printing fees	1,639		6,954
Accrued transfer agent fees	3,824		3,809
Accrued listing fees	927		1,250
Accrued trustee fees	11		35
Accrued other expenses	1,542		248
Total Liabilities	3,676,806		61,953
NET ASSETS	$13,659,195		$27,081,887

NET ASSETS CONSIST OF:
Paid in capital (unlimited shares authorized, par value of $.001 per share)	16,283,227		43,350,556
Net Accumulated Loss	(2,624,032)		(16,268,669)
NET ASSETS	$13,659,195		$27,081,887
* Identified cost	$11,894,927	(a)	$22,772,161	(b)

See Notes to Financial Statements.

(a)	At June 30, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,279,544, amounted to $1,046,362, which consisted of aggregate gross unrealized appreciation of $1,528,868 and aggregate gross unrealized depreciation of $482,506.
(b)	At June 30, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,247,057, amounted to $2,411,080, which consisted of aggregate gross unrealized appreciation of $3,280,466 and aggregate gross unrealized depreciation of $869,386.

THE ALGER ETF TRUST

Statements of Assets and Liabilities June 30, 2023 (Unaudited) (Continued)

	Alger 35 ETF	Alger Mid Cap 40 ETF

SHARES OF BENEFICIAL INTEREST OUTSTANDING —
NOTE 6:	875,000	2,125,000

NET ASSET VALUE PER SHARE:	$15.61	$12.74

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Assets and Liabilities June 30, 2023 (Unaudited) (Continued)

	Alger Weatherbie
	Enduring Growth ETF

ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$3,973,270
Cash and cash equivalents	228,734
Receivable for investment securities sold	51,120
Dividends and interest receivable	504
Receivable from Investment Manager	9,531
Prepaid expenses	8,587
Total Assets	4,271,746

LIABILITIES:
Payable for investment securities purchased	38,346
Accrued fund accounting fees	18,414
Accrued professional fees	17,931
Accrued custodian fees	4,086
Accrued investment management fees	1,830
Accrued transfer agent fees	3,888
Accrued printing fees	1,375
Accrued listing fees	421
Accrued trustee fees	63
Accrued other expenses	310
Total Liabilities	86,664
NET ASSETS	$4,185,082

NET ASSETS CONSIST OF:
Paid in capital (unlimited shares authorized, par value of $.001 per share)	3,821,625
Distributable earnings	363,457
NET ASSETS	$4,185,082
* Identified cost	$3,523,264	(a)

See Notes to Financial Statements.

(a)	At June 30, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,523,264, amounted to $450,006, which consisted of aggregate gross unrealized appreciation of $472,631 and aggregate gross unrealized depreciation of $22,625.

THE ALGER ETF TRUST

Statements of Assets and Liabilities June 30, 2023 (Unaudited) (Continued)

Alger Weatherbie
Enduring Growth ETF

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:	200,000

NET ASSET VALUE PER SHARE:	$20.93

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Operations for the six months ended June 30, 2023 (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$14,099	$36,162
Interest	7,726	48,150
Total Income	21,825	84,312

EXPENSES:
Investment management fees — Note 3(a)	21,837	70,024
Fund accounting fees	31,554	34,346
Professional fees	10,761	16,678
Custodian fees	2,687	7,215
Transfer agent fees	7,638	7,800
Printing fees	2,163	9,503
Licensing fees	1,737	3,909
Trustee fees — Note 3(c)	247	741
Registration fees	28	737
Prepaid expenses	36	—
Other expenses	1,261	1,455
Total Expenses	79,949	152,408
Less, expense reimbursements/waivers — Note 3(a)	(48,784)	(62,574)
Net Expenses	31,165	89,834
NET INVESTMENT LOSS	(9,340)	(5,522)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on unaffiliated investments	(515,938)	(1,528,877)
Net realized gain on transfer-in-kind	23,479	722,413
Net change in unrealized appreciation on unaffiliated investments	2,289,522	3,279,467
Net realized and unrealized gain on investments	1,797,063	2,473,003
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,787,723	$2,467,481
* Foreign withholding taxes	$348	$17

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Operations for the six months ended June 30, 2023 (Unaudited) (Continued)

Alger Weatherbie Enduring Growth ETF
From March 6, 2023 (commencement of operations) to June 30, 2023
INCOME:
Dividends (net of foreign withholding taxes*)	$3,004
Interest	2,829
Total Income	5,833

EXPENSES:
Investment management fees — Note 3(a)	5,930
Fund accounting fees	23,870
Professional fees	17,996
Custodian fees	3,250
External valuation specialist fees	6,460
Printing fees	3,942
Transfer agent fees	6,819
Licensing fees	552
Trustee fees — Note 3(c)	128
Other expenses	318
Total Expenses	69,265
Less, expense reimbursements/waivers — Note 3(a)	(62,257)
Net Expenses	7,008
NET INVESTMENT LOSS	(1,175)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized (loss) on unaffiliated investments	(85,374)
Net change in unrealized appreciation on unaffiliated investments	450,006
Net realized and unrealized gain on investments	364,632
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$363,457
* Foreign withholding taxes	$257

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Changes in Net Assets (Unaudited)

	Alger 35 ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
Net investment income (loss)	$(9,340)	$8,244
Net realized (loss) on investments and in-kind redemptions	(492,459)	(2,980,855)
Net change in unrealized appreciation (depreciation) on
investments	2,289,522	(1,824,201)
Net increase (decrease) in net assets resulting from operations	1,787,723	(4,796,812)
Dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(5,088)

Increase from shares of beneficial interest transactions — Note 6:	2,888,000	268,250
Total increase (decrease)	4,675,723	(4,533,650)

Net Assets:
Beginning of period	8,983,472	13,517,122
END OF PERIOD	$13,659,195	$8,983,472

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap 40 ETF
	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
Net investment (loss)	$(5,522)	$(26,247)
Net realized (loss) on investments and in-kind redemptions	(806,464)	(16,910,773)
Net change in unrealized appreciation on investments	3,279,467	122,251
Net increase (decrease) in net assets resulting from operations	2,467,481	(16,814,769)

Increase (decrease) from shares of beneficial interest transactions — Note 6:	(4,023,750)	6,703,375
Total decrease	(1,556,269)	(10,111,394)

Net Assets:
Beginning of period	28,638,156	38,749,550
END OF PERIOD	$27,081,887	$28,638,156

See Notes to Financial Statements.

THE ALGER ETF TRUST

Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Weatherbie Enduring Growth ETF
From March 6, 2023 (commencement of operations) to June 30, 2023
Net investment (loss)	$(1,175)
Net realized (loss) on investments	(85,374)
Net change in unrealized appreciation on investments	450,006
Net increase in net assets resulting from operations	363,457

Increase from shares of beneficial interest transactions — Note 6:	3,821,625
Total increase	4,185,082

Net Assets:
Beginning of period	—
END OF PERIOD	$4,185,082
See Notes to Financial Statements.

THE ALGER ETF TRUST

Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger 35 ETF

	For the Six Months Ended 6/30/2023(i)	For the Year Ended 12/31/2022	From 5/03/2021 (commencement of operations) to 12/31/2021(i)
Net asset value, beginning of period	$13.07	$20.40	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	(0.01)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	2.55	(7.33)	0.44
Total from investment operations	2.54	(7.32)	0.40
Dividends from net investment income	—	(0.01)	—
Net asset value, end of period	$15.61	$13.07	$20.40
Net asset value, Total return(ii)	19.43%	(35.90)%	2.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,659	$8,983	$13,517
Ratio of gross expenses to average net assets	1.66%	1.83%	1.85%
Ratio of expense reimbursements to average net assets	(1.11)%	(1.28)%	(1.30)%
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.19)%	0.08%	(0.28)%
Portfolio turnover rate(iii)	162.40%	187.01%	99.20%

See Notes to Financial Statements.

(i)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii)	Amount was computed based on average shares outstanding during the period.
(iii)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

THE ALGER ETF TRUST

Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap 40 ETF
	For the Six Months Ended 6/30/2023(i)	For the Year Ended 12/31/2022	From 2/26/2021 (commencement of operations) to 12/31/2021(i)
Net asset value, beginning of period	$11.69	$20.00	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	— (iii)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	1.05	(8.30)	1.15
Total from investment operations	1.05	(8.31)	1.07
Distributions from net realized gains	—	—	(1.07)
Net asset value, end of period	$12.74	$11.69	$20.00
Net asset value, Total return	8.98%	(41.55)%	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,082	$28,638	$38,750
Ratio of gross expenses to average net assets	1.09%	1.19%	1.23%
Ratio of expense reimbursements to average net assets	(0.49)%	(0.59)%	(0.63)%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%
Ratio of net investment loss to average net assets	(0.04)%	(0.09)%	(0.43)%
Portfolio turnover rate(iv)	122.99%	256.37%	417.06%

See Notes to Financial Statements.

(i)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii)	Amount was computed based on average shares outstanding during the period.
(iii)	Amount was less than $0.005 per share.
(iv)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

THE ALGER ETF TRUST

Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Enduring Growth ETF
From 3/6/2023 (commencement of operations) to 6/30/2023(i)
Net asset value, beginning of period	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.01)
Net realized and unrealized gain on investments	0.94
Total from investment operations	0.93
Net asset value, end of period	$20.93
Net asset value, Total return	5.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,185
Ratio of gross expenses to average net assets	6.42%
Ratio of expense reimbursements to average net assets	(5.77)%
Ratio of net expenses to average net assets	0.65%
Ratio of net investment loss to average net assets	(0.11)%
Portfolio turnover rate	11.12%

See Notes to Financial Statements.

(i)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii)	Amount was computed based on average shares outstanding during the period.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger 35 ETF, the Alger Mid Cap 40 ETF and the Alger Weatherbie Enduring Growth ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.

The Alger Weatherbie Enduring Growth ETF commenced operations on March 6, 2023.

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change is anticipated to become effective in early 2024.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes, including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. The Funds cannot invest in Level 2 and Level 3 securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, U.S. Treasury securities, government money market funds, and repurchase agreements.

(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Lending of Fund Securities: The Funds may lend their securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectus. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statement of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102% of the current market value of U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned. Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2023.

(e) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, are declared and paid annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present the Funds’ capital accounts on a tax basis.

(f) In-Kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required at the Fund level. Each Fund is treated as a separate entity for the purpose of determining such compliance.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds’ tax returns remains open for three years. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets.

(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited interim financial statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results for the interim period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.

NOTE 3 — Investment Management Fees and Other Transactions with Affiliates:

(a) Investment Management Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Management Agreement with Alger Management, are payable monthly and computed based on the following annual rates based on a percentage of average daily net assets:

Actual Rate
Alger 35 ETF	0.45%
Alger Mid Cap 40 ETF	0.50%
Alger Weatherbie Enduring
Growth ETF	0.55%

Alger Weatherbie Enduring Growth ETF’s sub-adviser, Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of Alger Management, is paid a fee, out of the investment management fee that Alger Management receives at no additional cost to the Fund, which is equal to 70% of the net investment advisory fee paid by the Fund to Alger Management. For the period ended June 30, 2023, Alger Management paid no sub-advisory fee to Weatherbie, as investment management fees, payable by the Fund to Alger Management were fully waived by Alger Management.

Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, taxes, brokerage and extraordinary expenses, to the extent applicable) through April 30, 2025 to the extent necessary to limit other expenses based on average daily net assets, as listed in the table below.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Prior to April 30, 2023, Alger Management had contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, taxes, brokerage and extraordinary expenses, if applicable) for certain Funds in order for the total annual fund operating expenses to not exceed certain rates, based on daily average net assets.

	OTHER EXPENSES WAIVER / REIMBURSEMENT		FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED JUNE 30, 2023
Alger 35 ETF	0.10	%(a)	$48,784
Alger Mid Cap 40 ETF	0.10	%(b)	$62,574
Alger Weatherbie Enduring Growth ETF(c)	0.10%		$62,257

(a)	Prior to April 30, 2023, total annual fund operating expenses for Alger 35 ETF could not exceed 0.55%.
(b)	Prior to April 30, 2023, total annual fund operating expenses for Alger Mid Cap 40 ETF could not exceed 0.60%.
(c)	Alger Weatherbie Enduring Growth ETF commenced operations on March 6, 2023.

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to Alger Management if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended June 30, 2023, there were no recoupment payments made by the Funds to Alger Management.

(b) Brokerage Commissions: During the six months ended June 30, 2023, Alger 35 ETF and Alger Mid Cap 40 ETF paid Fred Alger & Company, LLC, each Fund’s distributor and affiliate of Alger Management (the “Distributor” or “Alger LLC”), commissions of $2,080 and $3,176, respectively, in connection with securities transactions.

(c) Trustee Fees: Each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, The Alger Portfolios and Alger Global Focus Fund, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of the Board receives additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.

The Board has adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.

(d) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

To the extent permitted under their investment restrictions, the Funds may lend uninvested cash in an amount up to 15% of their net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Funds’ total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of June 30, 2023.

During the six months ended June 30, 2023, the Funds did not incur interfund loan interest expense.

(e) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie. There were no interfund trades during the six months ended June 30, 2023.

(f) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At June 30, 2023, Alger Management and its affiliated entities owned 380,856 and 350,594 shares of Alger 35 ETF and Alger Mid Cap 40 ETF, respectively.

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions of each Fund, other than U.S. Government securities, in-kind transactions and short-term securities, for the six months ended June 30, 2023:

	PURCHASES	SALES
Alger 35 ETF	$16,087,473	$15,891,641
Alger Mid Cap 40 ETF	32,776,520	31,957,506
Alger Weatherbie Enduring Growth ETF(a)	471,568	384,585

(a) Alger Weatherbie Enduring Growth ETF commenced operations on March 6, 2023.

The following summarizes the securities in-kind transactions of each Fund for the six months ended June 30, 2023. Alger 35 ETF and the Alger Mid Cap 40 ETF had net realized gains on in-kind transactions of $23,480 and $722,413, respectively. Net gains (losses) on in-kind redemptions are not considered taxable for federal income tax purposes.

	PURCHASES	SALES
Alger 35 ETF	$3,054,646	$170,814
Alger Mid Cap 40 ETF	1,538,198	5,193,806
Alger Weatherbie Enduring Growth ETF(a)	3,521,654	—

(a) Alger Weatherbie Enduring Growth ETF commenced operations on March 6, 2023.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Borrowings:

The Funds may borrow from the Custodian on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(d). For the six months ended June 30, 2023, the Funds had no borrowings from the Custodian and other funds in the Alger Fund Complex.

NOTE 6 — Share Capital:

Each Fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc., a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below each Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units are typically a specified number of shares, generally 12,500 or multiples thereof, for each Fund. All orders to purchase Creation Units must be placed by or through authorized participants (“APs”) who have entered into agreements with Alger LLC, a registered broker-dealer. Each AP will establish and maintain a confidential brokerage account with an agent (known as an AP Representative), for the benefit of the AP, in order to engage in in-kind creation and redemption activity with the Funds.

	FOR THE SIX MONTHS ENDED JUNE 30, 2023		FOR THE YEAR ENDED DECEMBER 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Alger 35 ETF
Shares sold*	200,000	$3,069,000	112,500	$1,787,125
Shares redeemed**	(12,500)	(181,000)	(87,500)	(1,518,875)
Net increase	187,500	$2,888,000	25,000	$268,250

Alger Mid Cap 40 ETF
Shares sold*	137,500	$1,665,375	825,000	$11,579,000
Shares redeemed**	(462,500)	(5,689,125)	(312,500)	(4,875,625)
Net increase (decrease)	(325,000)	$(4,023,750)	512,500	$6,703,375

Alger Weatherbie Enduring Growth ETF***
Shares sold	200,000	$3,821,625	—	—
Shares redeemed	—	—	—	—
Net increase	200,000	$3,821,625	—	$—

* Includes in-kind purchases as shown in Note 4.

** Includes in-kind sales as shown in Note 4.

*** Inception date March 6, 2023.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Income Tax Information:

At December 31, 2022, the Alger 35 ETF Fund and the Alger Mid Cap 40 ETF Fund, for federal income tax purposes, had capital loss carryforwards of $3,169,311 and $17,867,763, respectively.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds will not be subject to expiration.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, realization of unrealized appreciation of passive foreign investment companies, and return of capital from real estate investment trust investments.

The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax.

NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,140,484	$2,140,484	$—	$—
Consumer Discretionary	2,906,787	2,906,787	—	—
Energy	663,805	663,805	—	—
Financials	145,261	145,261	—	—
Healthcare	1,521,309	1,521,309	—	—
Industrials	517,724	517,724	—	—
Information Technology	4,948,889	4,948,889	—	—
Materials	276,091	276,091	—	—
Real Estate	205,556	205,556	—	—
TOTAL COMMON STOCKS	$13,325,906	$13,325,906	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$13,325,906	$13,325,906	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	2,166,789	2,166,789	—	—
Consumer Discretionary	2,874,733	2,874,733	—	—
Financials	480,967	480,967	—	—
Healthcare	5,664,788	5,664,788	—	—
Industrials	4,722,163	4,722,163	—	—
Information Technology	9,748,697	9,748,697	—	—
TOTAL COMMON STOCKS	$25,658,137	$25,658,137	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$25,658,137	$25,658,137	$—	$—

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Enduring Growth
ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$61,776	$61,776	$—	$—
Consumer Discretionary	106,128	106,128	—	—
Energy	116,390	116,390	—	—
Financials	226,771	226,771	—	—
Healthcare	636,230	636,230	—	—
Industrials	1,917,396	1,917,396	—	—
Information Technology	538,455	538,455	—	—
Real Estate	370,124	370,124	—	—
TOTAL COMMON STOCKS	$3,973,270	$3,973,270	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$3,973,270	$3,973,270	$—	$—

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and cash equivalents
Alger 35 ETF	$30,323	$—	$30,323	$—
Alger Mid Cap 40 ETF	1,459,769	—	1,459,769	—
Alger Weatherbie Enduring Growth ETF	228,734	—	228,734	—

NOTE 9 — Principal Risks:

Each Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund does not provide daily disclosure of its portfolio holdings, but instead provides a verified intraday indicative value (“VIIV”) calculated and disseminated every second throughout the trading day. The VIIV is designed to be a highly correlated per share value of the underlying portfolio, but there is a risk that market price of the Fund may vary significantly from its NAV. The VIIV Calculation Methodology and a historical daily comparison of the Fund’s VIIV to its NAV is available on www.alger.com. Because the Fund trades on the basis of a VIIV, it may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and, therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information confidential, market participants may attempt to identify the Fund’s trading strategy, which, if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s shares trade in the secondary market on NYSE Arca, Inc. and therefore may experience associated risks, such as the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation and/or redemption process of the Fund. Any of these factors may cause the Fund’s shares to trade at a premium or discount to NAV. Creations and redemptions in the Fund occur through an agent called an “AP Representative” who is not obligated to engage in creations or redemptions. The Fund may have a limited number of AP Representatives and if AP Representatives are not able to proceed with creations and/ or redemptions the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting, and investors could experience significant losses as a result.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investing in the stock market involves risks, including the potential loss of principal. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Each Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.

NOTE 10 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to June 30, 2023, through the issuance date of the Financial Statements. No such events have been identified which require recognition and/or disclosure.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares, if applicable; and ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2023 and ending June 30, 2023 and held for the entire period.

Actual Expenses

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Fund’s shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares or deduction of insurance charges against assets or annuities. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023(a)	Annualized Expense Ratio For the Six Months Ended June 30, 2023 (c)
Alger 35 ETF
Actual	$1,000.00	$1,194.30	$2.99	0.55%
Hypothetical(d)	1,000.00	1,022.07	2.76	0.55

Alger Mid Cap 40 ETF
Actual	$1,000.00	$1,089.80	$3.11	0.60%
Hypothetical(d)	1,000.00	1,021.82	3.01	0.60

	Beginning Account Value March 6, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period Ended June 30, 2023 (b)	Annualized Expense Ratio For the Six Months Ended June 30, 2023 (c)
Alger Weatherbie Enduring Growth ETF
Actual	$1,000.00	$1,051.80	$2.12	0.65%
Hypothetical(d)	1,000.00	1,013.82	2.08	0.65

(a) Expenses are equal to the annualized expense ratio of the Fund, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the annualized expense ratio of the Fund, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period from March 6, 2023 to June 30, 2023).

(c) Annualized.

(d) 5% annual return before expenses.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Alger Weatherbie Enduring Growth ETF

At a meeting held on December 6, 2022 (the “Meeting”), the Board of Trustees (Board) of The Alger ETF Trust (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (“Independent Trustees”), reviewed and approved the investment management agreement between Fred Alger Management, LLC (“Fred Alger Management”) and the Trust, on behalf of the Fund, for an initial term through October 31, 2024, and the investment sub-advisory agreement between Fred Alger Management and Weatherbie Capital, LLC (the “Sub-Adviser”), an affiliate of Fred Alger Management, on behalf of the Fund (each, a “Management Agreement”), for an initial term through September 30, 2023. Fred Alger Management and the Sub-Adviser are collectively referred to herein as the “Manager.” The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the initial approval of each Management Agreement with respect to the Fund, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees, including in their capacity as members of the boards of trustees of the Alger Family of Funds, including the other series of the Trust. In addition, the Board took into account information that it previously reviewed and considered in response to a request for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with other funds’ annual contract renewal process, and reviewed and considered at this Meeting the Manager’s response to a supplemental request. The Board noted that the terms of each Management Agreement and the services to be provided thereunder are identical to the terms of the existing Management Agreements between the Trust and Fred Alger Management and between Fred Alger Management and the Sub-Adviser.

The Independent Trustees also received advice from, and met separately with, their Independent Trustee counsel in considering whether to initially approve each Management Agreement with respect to the Fund. The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the approval of the Management Agreements.

The Board reviewed the materials provided and considered all of the factors it deemed relevant in initially approving each Management Agreement with respect to the Fund, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the investment performance of the funds in the Alger Family of Funds; (iii) the estimated costs of the services to be provided by the Manager and estimated profitability; (iv) the extent to which economies of scale may be realized as the Fund grows; and (v) whether the proposed fee levels reflect these estimated economies of scale for the benefit of Fund shareholders. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

In particular, in initially approving each Management Agreement, the Board considered the following factors:

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services proposed to be provided by the Manager to the Fund. This information included, among other things, the qualifications, background and experience of the professional personnel who will perform services for the Fund; the structure of investment professional compensation; oversight of third-party service providers; fee information for the Fund; fees and proposed payments to intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters, including related to the Fund’s operation as an ETF pursuant to exemptive relief obtained from the Securities and Exchange Commission; risk controls; pricing and other services to be provided by the Manager; and the range of advisory fees charged by the Manager to other funds and accounts, including the Manager’s explanation of differences among accounts where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services to be rendered by the Manager concerning the management of the Alger Family of Funds affairs, including certain portfolio manager presentations, and Fred Alger Management’s role in coordinating and overseeing providers of other services to the Alger Family of Funds. The Board also noted that the Fund is not designed to track the performance of an index, and investment decisions will be the primary responsibility of the Manager.

The Board noted Fred Alger Management’s history and expertise in the “growth” style of investment management, as well as Fred Alger Management’s consistency in applying its “growth” style investment philosophy and process. The Board also considered the investment approach of the Sub-Adviser, which takes a fundamental, bottom-up research approach to investing in growth equities, similar to that of Fred Alger Management, as well as the Sub-Adviser’s experience managing strategies with an environmental, social, and governance component. The Board noted the length of time the Manager had provided services as an investment adviser to each Fund and also noted an analysis by FUSE Research Network LLC, an independent consulting firm, that the long-term performance record of certain series in the Alger Family of Funds supports Fred Alger Management’s overall investment capabilities.

The Board also reviewed and considered the potential benefits to be provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the strong financial position of the Manager and its commitment to the fund business.

Following consideration of such information, the Trustees determined that they were satisfied with the nature, extent and quality of services proposed to be provided by the Manager to the Fund under each Management Agreement.

Fund Performance

In their capacity as members of the boards of trustees of the Alger Family of Funds, the Board, including the Independent Trustees, received and considered information about the Manager’s investment performance for the other funds in the Alger Family of Funds at the 2022 15(c) Meeting as well as information about investment performance that it received at quarterly Board meetings. The Board, however, could not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

Comparative Fees and Expenses

The Board reviewed and considered the proposed contractual management fee to be paid by the Fund to Fred Alger Management in light of the nature, extent, and quality of services proposed to be provided by Fred Alger Management pursuant to the Management Agreement. The Board also reviewed and considered the proposed fee waiver and/or expense reimbursement agreement (“Expense Reimbursement Agreement”) for the Fund, and considered the estimated actual fee rate (after taking such waivers and reimbursements into account) to be paid by the Fund. Additionally, the Board received and considered information comparing the Fund’s proposed contractual management fee and total annual operating expenses after fee waivers and reimbursements with those of funds in the Fund’s Morningstar peer group. The Board concluded that the contractual management fee proposed to be charged to the Fund is reasonable in relation to the services to be rendered by Fred Alger Management and is the product of arm’s length negotiations.

In connection with its consideration of the Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to the Fund. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of U.S. registered funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts.

The Board reviewed and considered the proposed contractual sub-advisory fee in light of the nature, extent, and quality of services proposed to be provided by the Sub-Adviser pursuant to the Management Agreement between Fred Alger Management and the Sub-Adviser. The Board noted that the Sub-Adviser will be paid by Fred Alger Management out of the management fee Fred Alger Management receives from the Fund.

Profitability

The Board then noted that the Manager could not report any financial results from its relationship with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s profitability with respect to the Fund. Nevertheless, the Board reviewed and considered information regarding the estimated profitability of the Manager in connection with the operation of the Fund. The Board considered management’s representations that Fred Alger Management is not expected to be profitable with respect to the Fund for some time, until the Fund reaches scale. The Board further noted Fred Alger Management’s commitment to waive fees and reimburse certain expenses in order to maintain certain net expense ratios during the term of the proposed Expense Reimbursement Agreement.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of estimated profitability to be realized by Fred Alger Management from providing services to the Fund, which is anticipated to be negative until the Fund reaches scale, was not excessive in view of the nature, extent and quality of services to be provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may be able to realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board considered the Manager’s view that the overall size of the Manager allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses. Because the Fund had not commenced operations, the Board determined to monitor whether the Manager may share with the Fund any benefits that occur if the Fund experiences economies of scale.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the investment management agreement between Fred Alger Management and the Trust, on behalf of the Fund, for an initial term through October 31, 2024, and the investment sub-advisory agreement between Fred Alger Management and the Sub-Adviser, on behalf of the Fund, for an initial term through September 30, 2023.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

Privacy Policy

U.S. Consumer Privacy Notice	Rev. 6/22/21
FACTS	WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us.

This information can include:

•  Social Security number and

•  Account balances and

•  Transaction history and

•  Purchase history and

•  Assets

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share personal information; the reasons Alger chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Alger share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions? Call 1-800-223-3810

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

Who we are
Who is providing this notice?	Alger includes Fred Alger Management, LLC and Fred Alger & Company, LLC as well as the following funds: The Alger Funds, The Alger Funds II, The Alger Institutional Funds, The Alger Portfolios, Alger Global Focus Fund, and The Alger ETF Trust.

What we do
How does Alger protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Alger collect my personal information?

We collect your personal information, for example, when you:

• Open an account or

• Make deposits or withdrawals from your account or

• Give us your contact information or

• Provide account information or

• Pay us by check.

Why can’t I limit all sharing?

Federal law gives you the right to limit some but not all sharing related to:

•  sharing for affiliates’ everyday business purposes ─ information about your credit worthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  Our affiliates include Fred Alger Management, LLC, Weatherbie Capital, LLC and Fred Alger & Company, LLC as well as the following funds: The Alger Funds, The Alger Funds II, The Alger Institutional Funds, The Alger Portfolios, Alger Global Focus Fund, and The Alger ETF Trust.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 223-3810 or online on the Funds’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.

Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.

In addition, the Funds make publicly available their month-end top 10 holdings (with respect to Alger Mid Cap 40 ETF) and month-end top 5 holdings (with respect to Alger 35 ETF and Alger Weatherbie Enduring Growth ETF) with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including AP Representatives, financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds’ policies and procedures regarding such disclosure. These agreements must be approved by the Trust’s Chief Compliance Officer.

The Board periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

THE ALGER ETF TRUST

ADDITIONAL INFORMATION (Unaudited) (Continued)

In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 223-3810 to obtain such information.

THE ALGER ETF TRUST

100 Pearl Street, 27th Floor

New York, NY 10004

(800) 223-3810
www.alger.com

Investment Manager

Fred Alger Management, LLC

100 Pearl Street, 27th Floor

New York, NY 10004

Distributor

Fred Alger & Company, LLC

100 Pearl Street, 27th Floor

New York, NY 10004

Custodian, Transfer Agent and Dividend Disbursing Agent

Brown Brothers Harriman & Company

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

This report is submitted for the general information of the shareholders of The Alger ETF Trust. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Inspired by Change, Driven by Growth.

PRINTED WITH SOY INK

Printed on recycled paper

ETFSAR

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)       A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)
No changes in the Registrant’s internal control over financial reporting occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger ETF Trust

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 22, 2023

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	August 22, 2023